FAIR VALUE MEASUREMENTS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Liabilities Measured on Recurring Basis
The balances of the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2024, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	6	—	—	6
	$6	$—	$—	$6
The balances of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2023, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	3	—	—	3
	$3	$—	$—	$3

The balances of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022, are as follows (in thousands):

For the year ended December 31, 2022	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	338	—	—	338
	$338	$—	$—	$338
For the year ended December 31, 2023	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	3	—	—	3
	$3	$—	$—	$3

Schedule of Changes in Fair Value
The following tables provides a roll-forward in the changes in fair value in the public warrants for the three months ended March 31, 2024 (in thousands):

Warrants
Balance, January 1, 2024	$3
Change in fair value	3
Balance, March 31, 2024	$6
Changes in fair value included in earnings for the period relating to liabilities held at March 31, 2024	$3

The following tables provides a roll-forward in the changes in fair value for the years ended December 31, 2023 and 2022, for all liabilities for which the Company determines fair value on a recurring basis (in thousands):

Warrants
Balance, January 1, 2022	$—
Assumed in business combination at fair value	$4,496
Change in value	$(4,158)
Balance, December 31, 2022	$338
Changes in fair value included in earnings for the period relating to liabilities held at December 31, 2022	$(4,158)

Balance, January 1, 2023	$338
Change in fair value	(335)
Balance, December 31, 2023	$3
Changes in fair value included in earnings for the period relating to liabilities held at December 31, 2023	$(335)